UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:    BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New Jersey — 134.7%

Corporate — 3.4%
New Jersey EDA, RB, Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	$795	$852,296
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	2,770	2,951,518
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,500	8,027,175
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,401,653
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,022,760

		16,255,402
County/City/Special District/School District — 16.4%
Borough of Edgewater New Jersey Board of Education, GO, Refunding, (AGM)(a):
4.25%, 3/01/20	1,535	1,642,634
4.25%, 3/01/20	1,600	1,712,192
4.30%, 3/01/20	1,670	1,789,004
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	11,130	11,667,134
5.25%, 11/01/44	3,755	3,917,854
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	3,340	3,753,993
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/32	2,210	2,214,442
5.00%, 7/01/33	670	671,333
5.00%, 7/01/35	595	596,196
5.00%, 7/01/37	705	706,361
County of Essex New Jersey, GO, Vocational School, Series B, 3.00%, 09/01/46	2,700	2,424,249
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/27	250	320,553
5.50%, 10/01/28	4,840	6,240,696
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32(b)	1,000	597,090

	Par (000)	Value
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (continued):
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	$3,000	$3,130,320
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	5,000	5,207,800
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 09/01/30	500	501,700
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,014
5.35%, 12/01/17	5	5,013
5.00%, 12/01/18	5	5,016
5.38%, 12/01/18	5	5,017
5.00%, 12/01/19	5	5,014
County of Union New Jersey, GO, Refunding(a):
4.00%, 3/01/21	75	81,476
4.00%, 3/01/21	70	76,045
4.00%, 3/01/21	80	86,908
4.00%, 3/01/21	3,575	3,773,413
4.00%, 3/01/21	3,580	3,759,859
4.00%, 3/01/21	4,045	4,231,030
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	650	721,052
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A(c):
5.25%, 7/01/25	535	665,701
5.25%, 7/01/26	1,415	1,788,107
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC)(c):
5.50%, 3/01/21	7,430	8,446,424
5.50%, 3/01/22	4,200	4,919,082
Township of Irvington New Jersey, GO, Refunding Series A (AGM), 5.00%, 07/15/33	1,175	1,318,197

		76,985,919

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Education — 27.0%
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 7/01/44	$1,985	$2,201,841
Series A, 5.00%, 7/01/31	1,950	2,212,314
Series A, 5.00%, 7/01/32	1,775	2,013,773
Series A, 5.00%, 7/01/33	2,250	2,541,172
Series A, 5.00%, 7/01/34	1,200	1,353,552
New Jersey EDA, LRB, Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/33	3,065	3,486,713
New Jersey EDA, RB, Provident Group — Rowan Properties LLC, Series A:
5.00%, 1/01/35	2,000	2,147,880
5.00%, 1/01/48	2,000	2,123,400
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	5,370	5,784,349
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	320	331,616
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	745	769,786
College of New Jersey, Series D (AGM), 5.00%, 7/01/18(a)	10,000	10,263,200
College of New Jersey, Series F, 4.00%, 7/01/35	1,280	1,333,261
Montclair State University, Series A, 5.00%, 7/01/39	15,555	17,400,912
Montclair State University, Series A, 5.00%, 7/01/44	3,540	3,937,507
Montclair State University, Series B, 5.00%, 7/01/34	1,075	1,243,248
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,314,000
Princeton University, Series C, 5.00%, 7/01/29	3,730	4,645,678

	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Rowan University, Series B (AGC), 5.00%, 7/01/18(a)	$2,575	$2,641,898
Seton Hall University, Series D, 5.00%, 7/01/38	500	554,735
Seton Hall University, Series D, 5.00%, 7/01/43	600	660,084
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	1,150	1,305,492
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	1,145	1,184,903
Stockton University, Series A, 5.00%, 7/01/41	2,370	2,602,023
William Paterson University (AGC), 4.75%, 7/01/18(a)	4,735	4,851,812
William Paterson University (AGC), 5.00%, 7/01/18(a)	230	236,054
William Paterson University (AGC), 5.00%, 7/01/28	20	20,444
William Paterson University (AGC), 4.75%, 7/01/34	380	386,494
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,220	1,264,249
4.50%, 12/01/28	2,655	2,832,274
4.00%, 12/01/29	5,715	5,917,711
4.00%, 12/01/29	810	836,690
4.50%, 12/01/29	3,325	3,538,964
4.63%, 12/01/30	3,245	3,455,471
4.00%, 12/01/31	1,320	1,351,060
4.25%, 12/01/32	2,050	2,125,543
4.13%, 12/01/35	810	824,288
4.50%, 12/01/36	1,805	1,878,951
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	940	1,036,519
5.50%, 12/01/26	1,125	1,229,974
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/22(a)	2,120	2,462,338
5.00%, 7/01/42	4,825	5,337,077
5.00%, 7/01/45	7,500	8,519,925

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Education (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/30	$1,565	$1,788,983

		126,948,158
Health — 18.1%
County of Camden New Jersey Improvement Authority, Refunding RB, Cooper Healthcare System, Series A, 5.00%, 02/15/33	2,000	2,189,120
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 7/01/42	2,270	2,566,916
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18(a)	1,390	1,426,112
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/18(a)	6,865	7,043,353
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/18(a)	4,625	4,745,158
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,153,485
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,304,820
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.50%, 7/01/21(a)	4,055	4,665,521
AHS Hospital Corp., 6.00%, 7/01/21(a)	4,180	4,883,912
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,095,035
Hackensack University Medical Center (AGC), 5.13%, 1/01/18(a)	1,500	1,510,080
Hackensack University Medical Center (AGM), 4.63%, 1/01/20(a)	7,795	8,368,712
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,138,130
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,211,524
Princeton Healthcare System, 5.00%, 7/01/34	1,330	1,506,611

	Par (000)	Value
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
Princeton Healthcare System, 5.00%, 7/01/39	$1,825	$2,036,664
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	1,865	1,935,609
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	3,080	3,464,784
St. Barnabas Health Care System, Series A, 5.00%, 7/01/21(a)	3,640	4,116,112
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(a)	4,450	5,131,161
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21(a)	4,860	5,603,920
Virtua Health, 5.00%, 7/01/28	3,000	3,409,290
Virtua Health, 5.00%, 7/01/29	715	807,971

		85,314,000
Housing — 6.7%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,300	1,354,093
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,450	6,469,285
M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,861,521
S/F Housing, Series B, 4.50%, 10/01/30	9,060	9,567,632
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,120	3,256,094
M/F Housing, Series 2, 4.75%, 11/01/46	3,795	3,959,855
S/F Housing, Series T, 4.70%, 10/01/37	570	570,496
Series D, 4.25%, 11/01/37	490	496,811

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT (continued):
Series D, 4.35%, 11/01/42	$1,000	$1,010,630

		31,546,417
State — 24.7%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(b):
0.00%, 11/01/23	15,725	13,660,936
0.00%, 11/01/25	10,000	8,120,700
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,541,300
5.25%, 11/01/21	7,705	8,751,339
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21(b)	2,325	2,143,557
Motor Vehicle Surcharge, Series A, 5.25%, 7/01/25	4,465	5,214,629
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,082,149
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	6,085	7,168,252
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	3,960	4,178,434
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	40	42,206
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	345,884
School Facilities Construction, Series Y, 5.00%, 9/01/18(a)	1,000	1,031,890
Series WW, 5.25%, 6/15/33	380	420,375
Series WW, 5.00%, 6/15/34	5,500	5,959,360
Series WW, 5.00%, 6/15/36	3,115	3,349,497
Series WW, 5.25%, 6/15/40	8,375	9,084,949
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/24	5,000	5,491,600
Cigarette Tax, 5.00%, 6/15/26	1,250	1,353,687
Cigarette Tax, 5.00%, 6/15/28	2,430	2,609,869
Cigarette Tax, 5.00%, 6/15/29	3,195	3,420,184

	Par (000)	Value
State (continued)
New Jersey EDA, Refunding RB (continued):
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	$1,000	$1,210,480
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,407,050
Sub Series A, 4.00%, 7/01/32	5,000	5,031,700
Sub Series A, 5.00%, 7/01/33	3,875	4,244,675
Sub Series A, 4.00%, 7/01/34	8,800	8,767,792
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(a)	1,580	1,682,558

		116,315,052
Transportation — 33.1%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,327,360
5.00%, 1/01/37	8,830	10,067,259
Series D, 5.05%, 1/01/35	1,430	1,535,434
Series D (AGM), 5.00%, 1/01/40	5,200	5,590,572
New Brunswick Parking Authority, Refunding RB, City Guaranteed, Series B (AGM):
3.00%, 9/01/39	2,500	2,291,025
4.00%, 9/01/40	2,000	2,090,800
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	7,730	8,603,954
5.13%, 1/01/34	2,290	2,537,434
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	1,440	1,676,722
Series E, 5.00%, 1/01/45	8,000	9,007,760
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	4,000	5,021,240
Series A (AGM), 5.25%, 1/01/30	4,000	5,056,160
Series A (BHAC), 5.25%, 1/01/29	500	630,425
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	6,000	2,664,720

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36(b)	$7,210	$3,196,481
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(b)	8,800	4,929,408
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(b)	4,160	1,938,144
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/29	1,300	1,328,015
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	2,250	2,513,362
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/31	1,000	1,020,860
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	10,520	10,743,971
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,206,130
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	6,184,689
Transportation Program, Series AA, 5.25%, 6/15/34	1,305	1,435,448
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,504,291
Transportation System, Series A, 6.00%, 6/15/35	6,365	7,110,087
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	2,922,086
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,441,710
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,657,925
Transportation System, Series D, 5.00%, 6/15/32	3,300	3,561,921
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	11,000	12,809,720
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,243,380

	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued):
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	$3,000	$3,137,910
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	4,000	4,434,480
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,556,769
Consolidated, 152nd Series, 5.75%, 11/01/30	6,000	6,139,200
Consolidated, 206th Series, 5.00%, 11/15/42	3,110	3,587,261
Consolidated, 206th Series, 5.00%, 11/15/47	3,475	3,988,987

		155,693,100
Utilities — 5.3%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 04/01/22	2,000	2,072,860
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 08/01/20(c)	6,045	6,679,000
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(b):
0.00%, 9/01/26	4,100	3,238,221
0.00%, 9/01/28	6,600	4,831,926
0.00%, 9/01/29	9,650	6,776,809
0.00%, 9/01/33	2,350	1,397,545
		24,996,361

Total Municipal Bonds — 134.7%		634,054,409

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

New Jersey — 26.7%
County/City/Special District/School District — 6.6%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Techincal Schools Project, 5.25%, 05/01/51	3,120	3,597,586

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

	Par (000)	Value
County/City/Special District/School District (continued)
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$17,300	$19,169,698
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 06/15/41	7,573	8,390,421

		31,157,705
Education — 3.5%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 5/01/19(a)	4,998	5,283,576
Series L, 5.00%, 5/01/43	10,000	11,296,250

		16,579,826
Health — 1.3%
New Jersey Health Care Facilities Financing Authority, RB, Inspire Health Obligated Group, 4.00%, 07/01/47	6,133	6,230,903

State — 4.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,199,175
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 03/01/29(e)	6,698	7,243,490

		22,442,665
Transportation — 10.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(e)	9,300	10,436,972
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,661	2,828,320

	Par (000)/ Shares	Value
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	$10,000	$11,088,650
Port Authority of New York & New Jersey, RB, Consolidated, 163rd Series, 5.00%, 07/15/39	15,545	16,933,297
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	7,971,579

		49,258,818
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.7%		125,669,917

Total Long-Term Investments (Cost — $709,965,769) — 161.4%		759,724,326

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.74%(f)(g)	7,348,832	7,351,036

Total Short-Term Securities (Cost — $7,351,036) — 1.6%		7,351,036

Total Investments (Cost — $717,316,805) — 163.0%		767,075,362
Other Assets Less Liabilities — 1.8%		8,329,799
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5)%		(68,106,799)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.3)%		(236,613,620)

Net Assets Applicable to Common Shares — 100.0%		$470,684,742

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between June 15, 2019 to September 1, 2020, is $13,907,845.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	20,456,541	(13,107,709)	7,348,832	$7,351,036	$7,764	$890	$(1,296)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Short Contracts
5-Year U.S. Treasury Note	(85)	December 2017	$9,961	$93,147
10-Year U.S. Treasury Note	(136)	December 2017	16,992	256,082
Long U.S. Treasury Bond	(90)	December 2017	13,722	263,400
Ultra Long U.S. Treasury Bond	(16)	December 2017	2,637	55,516

Total				$668,145

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	—	$759,724,326	—	$759,724,326
Short-Term Securities	$7,351,036	—	—	7,351,036

Total	$7,351,036	$759,724,326	—	$767,075,362

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$668,145	—	—	$668,145

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Value Hierarchy as of Period End

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(67,964,668)	—	$(67,964,668)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

Total	—	$(305,064,668)	—	$(305,064,668)

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2017